UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22801

Franklin ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: 8/31/14

Item 1. Schedule of Investments.

Franklin ETF Trust

Statement of Investments, August 31, 2014 (unaudited)

Franklin Short Duration U.S. Government ETF	Principal Amount	Value
U.S. Government and Agency Securities 44.1%
Dragon 2012 LLC, U.S. Government Guaranteed, 1.972%, 3/12/24	$84,630	$83,649
[a]Federal Agricultural Mortgage Corp. Guaranteed Trust 07-1, 144A, 5.125%, 4/19/17	275,000	304,268
Federal Farm Credit Banks, 5.125%, 8/25/16	225,000	244,956
FHLB, 3.125%, 3/11/16	475,000	494,217
FHLB, 5.375%, 5/18/16	975,000	1,056,961
FHLMC, 0.50%, 5/13/16	750,000	750,913
FHLMC, 0.75%, 1/12/18	300,000	295,035
FHLMC, 2.00%, 8/25/16	750,000	770,643
FHLMC, 5.00%, 4/18/17	250,000	276,616
FHLMC, 5.25%, 4/18/16	425,000	457,903
Financing Corp. FICO, Strip, 11/02/18 - 9/26/19	335,000	309,731
FNMA, 0.375%, 7/05/16	1,000,000	998,199
FNMA, 0.875%, 2/08/18	280,000	276,201
FNMA, 1.875%, 9/18/18	125,000	126,782
FNMA, 5.00%, 2/13/17	500,000	551,057
FNMA, 7.125%, 1/15/30	250,000	372,631
Overseas Private Investment Corp., Strip, 11/15/20	225,000	254,043
TVA, 5.50%, 7/18/17	500,000	563,100
U.S. Treasury Note,
1.00%, 8/31/16	475,000	479,602
1.50%, 6/30/16 - 7/31/16	1,370,000	1,396,368
[b]Index Linked, 0.125%, 4/15/16	539,900	549,432
[b]Index Linked, 0.125%, 4/15/17	1,086,088	1,111,670
[b]Index Linked, 2.375%, 1/15/17	260,014	280,571
Ukraine Government Agency for International Development Bonds, 1.844%, 5/16/19	120,000	120,240
Total U.S. Government and Agency Securities (Cost $12,211,489)		12,124,788
Mortgage-Backed Securities 61.6%
[c]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 21.0%
FHLMC, 1.936%, 4/01/37	100,976	106,250
FHLMC, 1.972%, 3/01/35	654,493	686,421
FHLMC, 2.079%, 8/01/34	750,711	788,722
FHLMC, 2.10%, 8/01/33	166,315	176,037
FHLMC, 2.155%, 4/01/28	203,703	208,234
FHLMC, 2.185%, 4/01/36	314,499	333,295
FHLMC, 2.285%, 1/01/38	96,972	103,330
FHLMC, 2.312%, 1/01/36	67,873	72,389
FHLMC, 2.346%, 9/01/36	235,141	250,116
FHLMC, 2.35%, 10/01/33	40,056	42,690
FHLMC, 2.367%, 1/01/35	29,950	31,925
FHLMC, 2.367%, 6/01/37	323,240	344,894
FHLMC, 2.375%, 11/01/33 – 5/01/34	203,923	216,550
FHLMC, 2.381%, 12/01/36	158,083	169,234
FHLMC, 2.421%, 4/01/37	151,790	162,881
FHLMC, 2.438%, 1/01/36	41,149	44,039
FHLMC, 2.445%, 3/01/35	56,808	61,119
FHLMC, 2.446%, 1/01/36	118,131	126,965
FHLMC, 2.447%, 6/01/41	715,643	769,527
FHLMC, 2.456%, 9/01/35	395,056	423,427
FHLMC, 2.534%, 11/01/33	176,249	189,279
FHLMC, 4.965%, 7/01/34	368,902	382,007
FHLMC, 5.045%, 9/01/34	37,377	39,468
FHLMC, 5.064%, 7/01/34	45,792	48,431
		5,777,230
[c]Federal National Mortgage Association (FNMA) Adjustable Rate 34.0%
FNMA, 1.818%, 6/01/35	206,505	219,484
FNMA, 1.885%, 2/01/33	255,602	268,835
FNMA, 1.916%, 3/01/35	764,942	806,706

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin ETF Trust

Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin Short Duration U.S. Government ETF	Principal Amount	Value
Mortgage-Backed Securities (continued)
[c]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 1.945%, 11/01/35	$118,792	$125,476
FNMA, 1.988%, 9/01/35	222,058	234,074
FNMA, 2.086%, 7/01/35	611,104	652,739
FNMA, 2.158%, 2/01/35	236,507	255,315
FNMA, 2.171%, 12/01/33	376,084	401,120
FNMA, 2.206%, 8/01/36	400,360	428,054
FNMA, 2.21%, 3/01/35	615,136	655,043
FNMA, 2.227%, 7/01/35	451,198	479,521
FNMA, 2.254%, 9/01/35	265,546	282,349
FNMA, 2.26%, 1/01/38	766,494	823,290
FNMA, 2.261%, 4/01/40	141,959	151,990
FNMA, 2.28%, 3/01/36	245,746	261,625
FNMA, 2.31%, 9/01/35	370,454	393,874
FNMA, 2.355%, 6/01/35	168,442	178,840
FNMA, 2.361%, 8/01/39	35,229	37,595
FNMA, 2.369%, 4/01/34	222,853	237,980
FNMA, 2.37%, 9/01/35	277,306	297,806
FNMA, 2.375%, 10/01/33	374,688	399,915
FNMA, 2.375%, 3/01/35	305,795	329,580
FNMA, 2.455%, 5/01/35	538,894	578,030
FNMA, 2.462%, 1/01/37	189,306	203,499
FNMA, 2.477%, 9/01/36	219,083	234,054
FNMA, 2.533%, 8/01/37	266,999	287,454
FNMA, 2.951%, 3/01/36	89,239	95,410
FNMA, 4.538%, 9/01/37	3,113	3,352
FNMA, 5.135%, 11/01/34	67,223	71,564
		9,394,574
Federal National Mortgage Association (FNMA) Fixed Rate 4.0%
[d]FNMA, 3.00%, 9/15/29	350,000	362,874
[d]FNMA, 3.50%, 9/15/29	350,000	369,669
[d]FNMA, 3.50%, 9/15/44	350,000	360,352
		1,092,895
Government National Mortgage Association (GNMA) Fixed Rate 2.6%
[d]GNMA II, 3.50%, 9/15/44	675,000	701,868
Total Mortgage-Backed Securities (Cost $16,769,951)		16,966,567
Total Investments before Short Term Investments (Cost $28,981,440)		29,091,355
	Shares
Short Term Investments (Cost $55,154) 0.2%
Money Market Funds 0.2%
[e,f]Institutional Fiduciary Trust Money Market Portfolio	55,154	55,154
Total Investments (Cost $29,036,594) 105.9%		29,146,509
TBA Sale Commitments (2.2)%		(594,241)

Other Assets, less Liabilities (3.7)%		(1,034,598)
Net Assets 100.0%		$27,517,670

	Principal Amount
TBA Sale Commitments (Proceeds $590,487)
Government National Mortgage Association (GNMA) Fixed Rate (2.2)%
[g]GNMA II, 3.00%, 9/15/44	$(586,000)	(594,241)

Franklin ETF Trust

Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin Short Duration U.S. Government ETF
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At August
31, 2014, the value of this security was $304,268, representing 1.11% of net assets.
bPrincipal amount of security is adjusted for inflation.
cThe coupon rate shown represents the rate at period end.
dA portion or all of the security purchased on a to-be-announced (TBA) basis.
eThe Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
fNon-income producing.
gSecurity sold on a TBA basis resulting in a short position. As such, the Fund is not subject to the deposit requirement or fees and expenses associated with short sale transactions.

At August 31, 2014, the Fund had the following financial futures contracts outstanding. See Note 3.

Financial Futures Contracts

		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
U.S. Treasury 5 Yr. Note	Short	8	$950,688	12/31/14	$—		$(648)
U.S. Treasury 10 Yr. Note	Short	9	1,132,031	12/19/14	259		—
U.S. Treasury Long Bond	Short	6	840,563	12/19/14	688		—
Unrealized appreciation (depreciation)					947		(648)
Net unrealized appreciation (depreciation)							$299

ABBREVIATIONS

Selected Portfolio

FHLB – Federal Home Loan Bank
FICO – Financing Corp.
TVA – Tennessee Valley Authority

Franklin ETF Trust

Notes to Statement of Investments (unaudited)

Franklin Short Duration U.S. Government ETF

1. ORGANIZATION

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Short Duration U.S. Government ETF (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has the responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At August 31, 2014, the cost of investments and net unrealized appreciation (depreciation), for income tax purposes were as follows:

Cost of investments	$29,055,510
Unrealized appreciation	$219,130
Unrealized (depreciation)	(128,131)
Net unrealized appreciation (depreciation)	$90,999

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of August 31, 2014 in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$-	$12,124,788	$-	$12,124,788
Mortgage-Backed Securities	-	16,966,567	-	16,966,567
Short Term Investments	55,154	-	-	55,154
Total Investments in Securities	$55,154	$29,091,355	$-	$29,146,509
Other Financial Instruments
Financial Futures Contracts	$947	$-	$-	$947

Liabilities:
Other Financial Instruments
Financial Futures Contracts	$648	$-	$-	$648
TBA Sale Commitments	-	594,241	-	594,241
Total Other Financial Instruments	$648	$594,241	$-	$594,889

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

8. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ETF TRUST

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 24, 2014

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  October 24, 2014